Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Measurements
Fair value hierarchy for financial assets and liabilities

The following tables present the Company’s fair value hierarchy for financial assets and liabilities measured as of September 30, 2020 and December 31, 2019 ($ in millions):

	September 30, 2020
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government obligations	$—	$6.7	$—	$6.7
Total	$—	$6.7	$—	$6.7

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government obligations	$—	$5.9	$—	$5.9
Total	$—	$5.9	$—	$5.9

The following tables present the Company’s fair value hierarchy for financial assets and liabilities measured as of December 31, 2018 and 2019 ($ in millions):

	Fair Value Measurements
	as of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government obligations	$—	$3.2	$—	$3.2
Total	$—	$3.2	$—	$3.2

	Fair Value Measurements
	as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government obligations	$—	$5.9	$—	$5.9
Total	$—	$5.9	$—	$5.9

Schedule of reconciliation of movements in preferred stock warrant liability

Preferred Stock
Warrant Liability
Balance as of December 31, 2017	$0.4
Change in fair value	0.2
Exercise of preferred stock warrants	(0.6)
Balance as of December 31, 2018	$—